Summary of Significant Accounting Policies (Details Narrative) (10-K)			9 Months Ended	12 Months Ended
	Dec. 20, 2018 USD ($)	Dec. 22, 2017	Feb. 29, 2020 USD ($)	May 31, 2019 USD ($) Integer	May 31, 2018 USD ($)	Jan. 02, 2019 USD ($)	Jan. 01, 2019 USD ($)	Nov. 30, 2018 shares
Federal depository insurance coverage			$ 250,000	$ 250,000
Operating lease right-of-use asset			210,602	100,146
Operating lease liability			$ 210,601	100,921
Offering costs				3,728,000
Underwriter discounts				3,250,000
Deferred offering costs				1,800,000
Professional, printing, filing, regulatory and other costs				$ 478,000
Number of shares issuable on conversion | Integer				6,942,000
Statutory tax rate		35.00%	21.00%	21.00%	28.00%
Secured Promissory Note [Member]
Principal amount of debt instrument				$ 1,800,000
Accounting Standards Update 2016-02 [Member]
Operating lease right-of-use asset						$ 110,003	$ 110,003
Operating lease liability						$ 107,678	$ 107,678
Smaaash Entertainment, Inc [Member]
Impairment expense				$ 150,000
Stock Purchase Agreement [Member]
Number of buy back shares, value	$ 5,133,300
Polar Asset Management Partners Inc. [Member] | Stock Purchase Agreement [Member]
Number of buy back shares | shares								490,000
K2 Principal Fund L.P. [Member] | Stock Purchase Agreement [Member]
Number of buy back shares | shares								220,000
Polar, K2 And Escrow Agent [Member] | Stock Purchase Agreement [Member]
Description of amendment of payment terms	The Company at the closing of the Stock Sales from $11.23 per share to (1) first $6.00 per share up to 20% of the original number of Shares (as defined in the respective Purchase Agreement), (2) then $5.00 per remaining share up to 20% of the original number of Shares, (3) then $4.00 per remaining share up to 20% of the original number of Shares, (4) then $3.00 per remaining Share up to 20% of the original number of Shares, and (5) then $2.00 per remaining Share up to 20% of the original number of Shares, (y) to extend the outside date of the closing of the Stock Sales until January 18, 2019, and (z) to authorize the issuance of $3,542,700 and $1,590,600 from the Escrow Account to Polar and K2, respectively, as partial payment for the Shares prior to the final closing of the Stock Sales.
Minimum [Member]
Property, plant and equipment, useful life			3 years	3 years
Finite lived intangible asset, useful life			3 years	3 years
Maximum [Member]
Property, plant and equipment, useful life			5 years	5 years
Finite lived intangible asset, useful life			5 years	5 years